Parent-Only Financial Statements, Parent-Only Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net cash provided by operating activities	$ 2,051	$ 6,730	$ 36,073
Equity securities, not held for trading:
Proceeds from sales and capital returns	12,187	6,143	6,242
Purchases	(8,677)	(6,865)	(6,433)
Loans:
Other, net	(363)	1,465	(779)
Net cash provided (used) by investing activities	122,554	(29,631)	(7,754)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	(45,513)	(1,275)	2,531
Long-term debt:
Proceeds from issuance	38,136	53,381	47,595
Repayment	(65,347)	(60,996)	(40,565)
Preferred stock:
Proceeds from issuance	3,116	0	0
Redeemed	(3,602)	(1,550)	(2,150)
Cash dividends paid	(1,290)	(1,391)	(1,622)
Common stock:
Proceeds from issuance	571	380	632
Stock tendered for payment of withholding taxes	(340)	(302)	(331)
Repurchased	(3,415)	(24,533)	(20,633)
Cash dividends paid	(4,852)	(8,198)	(7,692)
Other, net	(360)	(276)	(248)
Net cash used by financing activities	(1,243)	(9,136)	(70,979)
Net change in cash, cash equivalents, and restricted cash	123,362	(32,037)	(42,660)
Cash, cash equivalents, and restricted cash at beginning of year	141,250	173,287	215,947
Cash, cash equivalents, and restricted cash at end of year	264,612	141,250	173,287
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities	50,193	27,601	19,024
Equity securities, not held for trading:
Proceeds from sales and capital returns	2,333	326	355
Purchases	(1,479)	(1,052)	(220)
Loans:
Net repayments from (advances to) subsidiaries	10	(3)	(7)
Capital notes and term loans made to subsidiaries	(38,547)	(5,286)	(2,441)
Principal collected on notes/loans made to subsidiaries	558	1,703	756
Net decrease (increase) in investment in subsidiaries	425	(384)	2,407
Other, net	16	22	109
Net cash provided (used) by investing activities	(36,684)	(4,674)	959
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	(22,613)	(636)	12,467
Long-term debt:
Proceeds from issuance	34,918	20,369	1,876
Repayment	(15,803)	(8,143)	(9,162)
Preferred stock:
Proceeds from issuance	3,116	0	0
Redeemed	(3,602)	(1,550)	(2,150)
Cash dividends paid	(1,290)	(1,391)	(1,622)
Common stock:
Proceeds from issuance	571	380	632
Stock tendered for payment of withholding taxes	(340)	(302)	(331)
Repurchased	(3,415)	(24,533)	(20,633)
Cash dividends paid	(4,852)	(8,198)	(7,692)
Other, net	(331)	(275)	(248)
Net cash used by financing activities	(13,641)	(24,279)	(26,863)
Net change in cash, cash equivalents, and restricted cash	(132)	(1,352)	(6,880)
Cash, cash equivalents, and restricted cash at beginning of year	14,949	16,301	23,181
Cash, cash equivalents, and restricted cash at end of year	$ 14,817	$ 14,949	$ 16,301